Guarantor And Nonguarantor Statements - Additional Information (Detail)	9 Months Ended
	Sep. 29, 2013	Sep. 20, 2012 Senior Notes	Sep. 29, 2013 Senior Notes 4.875% Senior Notes Due 2021	Dec. 30, 2012 Senior Notes 4.875% Senior Notes Due 2021	Apr. 02, 2007 Senior Notes 4.875% Senior Notes Due 2021
Debt Instrument [Line Items]
Fixed interest rate		9.25%	4.875%	4.875%	4.875%
Percent owned domestic subsidiaries that guarantee other indebtedness of the Company	100.00%